RISK MANAGEMENT - Technical capital (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Regulatory Capital and Capital Adequacy Ratios
Share capital	$ 480,914	$ 480,914
Additional paid-in-capital	4,857,454	4,857,454
Preferred shares	584,204	584,204
Non-controlling interest	960,217	908,648
Other comprehensive income	4,074,161	7,758,216
Net income attributable to equity holders of the Parent Company	6,116,936	6,783,490
Retained earnings	2,515,278	3,278,164
Intangibles assets	(7,818,125)	(9,836,661)	$ (8,143,146)
Other intangibles	(671,572)	(602,531)
Deferred net income tax	(685,612)	(764,594)
Technical Capital
Regulatory Capital and Capital Adequacy Ratios
Primary capital	39,704,542	40,652,350
Share capital	480,914	480,914
Additional paid-in-capital	4,857,454	4,857,454
Preferred shares	584,204	584,204
Legal reserve	14,541,561	14,534,766
Occasional reserves	7,250,712	3,162,401
Non-controlling interest	960,217	908,648
Other comprehensive income	4,065,182	7,749,234
Net income attributable to equity holders of the Parent Company	6,116,936	6,783,490
Retained earnings	847,362	1,591,239
Less:	(8,919,345)	(11,001,874)
Prior-year losses	(79,587)	(79,577)
Intangibles assets	(7,818,125)	(9,836,661)
Revaluation property, plant and equipment	(350,061)	(351,871)
Other intangibles	(671,572)	(602,531)
Deferred net income tax		(131,234)
Primary capital (Tier I)	30,785,197	29,650,476
Hybrid bonds	4,283,448	6,109,531
Subordinated bonds	678,797	794,881
General provisions	375,902	12,759
Computed secondary capital (Tier II)	5,338,147	6,917,171
Less:	(10,687)	(16,136)
Technical capital	$ 36,112,657	$ 36,551,511
Capital Ratios
Primary capital to risk-weighted assets (Tier I)	11.42%	10.37%
Secondary capital to risk-weighted assets (Tier II)	1.98%	2.41%
Risk-weighted assets including market risk and operational risk	$ 269,591,211	$ 285,878,639
Technical capital to risk-weighted assets	13.40%	12.79%